UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Deephaven Residential Mortgage Trust 2018-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001702619

Central Index Key Number of issuing entity (if applicable): 0001753081

Central Index Key Number of underwriter (if applicable): __________

Matthew Nichols, Chief Executive Officer

Telephone (704) 628-4104

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TORINGDON WAY LLC
(Depositor)

By:	/s/ Matthew Nichols
Name: Matthew Nichols
Title: Chief Executive Officer

Date: September 14, 2018

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

Exhibit 99.2	Clayton Valuations Summary

Exhibit 99.3	Clayton Supplemental Tape

Exhibit 99.4	Clayton Conditions Summary

Exhibit 99.5	Clayton Rating Agency Grades

Exhibit 99.6	Clayton Conditions Report